Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of loss before income taxes consist of the following:
	2018	2017

Canadian	$5,015	$(14,841)
Foreign	(21,556)	(14,607)

Loss before income taxes	$(16,541)	$(29,448)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a
27
% (2017 – 26.0%) statutory tax rate, is:

	December 31,	December 31,
	2018	2017

Loss before income taxes	$(16,541)	$(29,448)
Statutory tax rate	27.0%	26.0%

Income tax recovery at Canadian statutory income tax rates	$(4,466)	$(7,656)
Change in valuation allowance	(87,082)	1,625
Disposal of Canadian operations	81,690	-
Permanent differences	875	967
Expiry of investment tax credits and non-capital losses	5,838	1,243
Tax rate differences	748	790
Change in U.S. statutory rate	-	6,394
Change in Canadian statutory rate	-	(2,595)
Adjustments related to prior periods	2,167	(417)
Other differences	268	12
Income tax expense	$38	$363

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are shown below:

	December 31,	December 31,
	2018	2017

Deferred tax assets:
Tax loss carryforwards	$27,226	$83,394
Research and development deductions and investment tax credits	-	27,168
Tax values of depreciable assets in excess of accounting values	69	3,008
Share issue costs and other	486	1,230

Total deferred tax assets	27,781	114,800
Valuation allowance	(27,398)	(114,480)

Net deferred tax assets	$383	$320

Investment Tax Credits and Non-Capital Losses [Table Text Block]	The Company’s non-capital losses for income tax purposes expire as follows:
Non-capital
losses

2019	$6,687
2020	9,145
2021	10,358
2022	16,270
2023	14,013
Thereafter until 2038	61,900

$118,373